Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Russell Investments Exchange Traded Funds
Entity Central Index Key	0002042513
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000256862
Shareholder Report [Line Items]
Fund Name	Russell Investments U.S. Small Cap Equity ETF
Trading Symbol	RUSC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=ETF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Russell Investments U.S. Small Cap Equity ETF	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
AssetsNet	$ 49,372,000
Holdings Count | Holding	493
Advisory Fees Paid, Amount	$ 145,000
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$49,372 Total Number of Portfolio Holdings 493 Total Advisory Fees Paid (thousands) $145 Portfolio Turnover Rate59%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Short-Term Investments	0.1%
Common Stocks	99.9%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Financial Services	19.8%
Producer Durables	18.9%
Health Care	16.9%
Technology	12.7%
Consumer Discretionary	11.3%
Materials and Processing	9.1%
Energy	5.4%
Utilities	3.8%
Consumer Staples	2.0%
Other	0.1%

C000256863
Shareholder Report [Line Items]
Fund Name	Russell Investments International Developed Equity ETF
Trading Symbol	RINT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=ETF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Russell Investments International Developed Equity ETF	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 116,670,000
Holdings Count | Holding	331
Advisory Fees Paid, Amount	$ 273,000
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$116,670 Total Number of Portfolio Holdings 331 Total Advisory Fees Paid (thousands) $273 Portfolio Turnover Rate24%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.4%
Short-Term Investments	0.1%
Preferred Stocks	0.5%
Common Stocks	99.0%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Japan	17.7%
Canada	9.5%
United States	9.5%
France	9.1%
Germany	8.3%
United Kingdom	8.2%
Netherlands	4.9%
Switzerland	3.9%
Australia	3.9%
Italy	3.8%
Other Common Stocks	20.2%
Other	1.0%

C000256864
Shareholder Report [Line Items]
Fund Name	Russell Investments Global Equity ETF
Trading Symbol	RGLO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=ETF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Russell Investments Global Equity ETF	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 275,009,000
Holdings Count | Holding	369
Advisory Fees Paid, Amount	$ 636,000
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$275,009 Total Number of Portfolio Holdings 369 Total Advisory Fees Paid (thousands) $636 Portfolio Turnover Rate30%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	1.3%
Preferred Stocks	0.3%
Short-Term Investments	0.9%
Common Stocks	97.5%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
United States	62.0%
Japan	5.5%
United Kingdom	5.0%
France	3.5%
Germany	2.9%
Netherlands	2.1%
South Korea	1.6%
Taiwan	1.5%
Switzerland	1.3%
Canada	1.1%
Other Common Stocks	11.0%
Other	2.5%

C000256865
Shareholder Report [Line Items]
Fund Name	Russell Investments Emerging Markets Equity ETF
Trading Symbol	REMG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=ETF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Russell Investments Emerging Markets Equity ETF	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
AssetsNet	$ 80,182,000
Holdings Count | Holding	357
Advisory Fees Paid, Amount	$ 246,000
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$80,182 Total Number of Portfolio Holdings 357 Total Advisory Fees Paid (thousands) $246 Portfolio Turnover Rate23%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.3%
Preferred Stocks	0.2%
Short-Term Investments	0.3%
Common Stocks	99.2%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
China	24.5%
Taiwan	19.4%
South Korea	16.2%
India	10.0%
Brazil	8.2%
South Africa	3.0%
Saudi Arabia	2.4%
Thailand	2.4%
Mexico	2.1%
Indonesia	1.3%
Other Common Stocks	9.7%
Other	0.8%

C000256866
Shareholder Report [Line Items]
Fund Name	Russell Investments Global Infrastructure ETF
Trading Symbol	RIFR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=ETF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Russell Investments Global Infrastructure ETF	$31	0.59%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
AssetsNet	$ 37,653,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 85,000
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$37,653 Total Number of Portfolio Holdings 61 Total Advisory Fees Paid (thousands) $85 Portfolio Turnover Rate30%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.1%
Short-Term Investments	0.3%
Common Stocks	99.6%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
United States	63.5%
Australia	6.9%
Spain	6.8%
Canada	6.2%
United Kingdom	4.5%
France	3.2%
Japan	2.9%
Switzerland	1.6%
Hong Kong	1.1%
New Zealand	1.1%
Other Common Stocks	1.8%
Other	0.4%